Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	May 10, 2021	Nov. 30, 2020	May 08, 2020
C000219256
Account Value [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Hedged Equity-Index Option Strategy ETF
Account Value	$ 16,338	$ 13,986	$ 13,338	$ 11,969		$ 10,614	$ 10,000
C000219253
Account Value [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Low Beta Equity Strategy ETF
Account Value	$ 16,228	12,938	13,670	13,297		11,272	10,000
C000219254
Account Value [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Mega Cap Equity ETF
Account Value	$ 20,057	14,892	14,355	13,974		11,588	10,000
C000219255
Account Value [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Small Cap Equity ETF
Account Value	$ 20,943	17,117	17,181	18,794		13,311	10,000
C000226842
Account Value [Line Items]
Line Graph and Table Measure Name	ETC 6 Meridian Quality Growth ETF
Account Value	$ 13,511	10,419	9,019	11,030	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 22,102	16,508	14,501	15,972		12,486	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 21,751	16,165	14,353	16,173		12,786	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 22,102	16,508	14,501	15,972		12,486	10,000
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Account Value	$ 21,751	16,165	14,353	16,173		12,786	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 15,210	11,360	9,979	10,991	10,000
Cboe S&P 500 BuyWrite Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index (USD)
Account Value	$ 16,564	13,827	12,771	13,706		11,600	10,000
34/33/33 S&P 500/SmallCap 600/MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	34/33/33 S&P 500/SmallCap 600/MidCap 400
Account Value	$ 21,814	16,304	15,746	16,775		13,027	10,000
S&P SmallCap 600 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index (USD)
Account Value	$ 21,374	16,047	16,718	17,784		$ 13,532	$ 10,000
Russell 1000 Growth Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index (USD) (TR)
Account Value	$ 16,315	$ 11,819	$ 9,367	$ 11,954	$ 10,000